Shareholder Report	6 Months Ended
May 31, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Capital World Growth and Income Fund
Entity Central Index Key	0000894005
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
Capital World Growth and Income Fund® Class 529-A [Member]
Shareholder Report [Line Items]
Fund Name	Capital World Growth and Income Fund®
Class Name	Class 529-A
Trading Symbol	CWIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital World Growth and Income Fund for the period from December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $ 10,000 investment
Class 529-A	$ 42	0.78% *
*Annualized

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.78%	[1]
Net Assets	$ 123,081,000,000
Holdings Count | Holdings	341
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 123,081
Total number of portfolio holdings	341
Portfolio turnover rate	15%

Holdings [Text Block]	Portfolio holdings by sector
Capital World Growth and Income Fund® Class 529-C [Member]
Shareholder Report [Line Items]
Fund Name	Capital World Growth and Income Fund®
Class Name	Class 529-C
Trading Symbol	CWICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital World Growth and Income Fund for the period from December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $ 10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 83	1.55% *
*Annualiz
e
d

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.55%	[1]
Net Assets	$ 123,081,000,000
Holdings Count | Holdings	341
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 123,081
Total number of portfolio holdings	341
Portfolio turnover rate	15%

Holdings [Text Block]	Portfolio holdings by sector
Capital World Growth and Income Fund® Class 529-E [Member]
Shareholder Report [Line Items]
Fund Name	Capital World Growth and Income Fund®
Class Name	Class 529-E
Trading Symbol	CWIEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital World Growth and Income Fund for the period from December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 54	1.01% *
*
Annualized

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.01%	[1]
Net Assets	$ 123,081,000,000
Holdings Count | Holdings	341
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 123,081
Total number of portfolio holdings	341
Portfolio turnover rate	15%

Holdings [Text Block]	Portfolio holdings by sector
Capital World Growth and Income Fund® Class 529-F-1 [Member]
Shareholder Report [Line Items]
Fund Name	Capital World Growth and Income Fund®
Class Name	Class 529-F-1
Trading Symbol	CWIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital World Growth and Income Fund for the period from December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 33	0.61% *
*Annuali
ze
d

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.61%	[1]
Net Assets	$ 123,081,000,000
Holdings Count | Holdings	341
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 123,081
Total number of portfolio holdings	341
Portfolio turnover rate	15%

Holdings [Text Block]	Portfolio holdings by sector
Capital World Growth and Income Fund® Class 529-F-2 [Member]
Shareholder Report [Line Items]
Fund Name	Capital World Growth and Income Fund®
Class Name	Class 529-F-2
Trading Symbol	FCWGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital World Growth and Income Fund for the period from December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 28	0.52% *
*Annua
lize
d

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.52%	[1]
Net Assets	$ 123,081,000,000
Holdings Count | Holdings	341
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 123,081
Total number of portfolio holdings	341
Portfolio turnover rate	15%

Holdings [Text Block]	Portfolio holdings by sector
Capital World Growth and Income Fund® Class 529-F-3 [Member]
Shareholder Report [Line Items]
Fund Name	Capital World Growth and Income Fund®
Class Name	Class 529-F-3
Trading Symbol	FWCGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital World Growth and Income Fund for the period from December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $ 10,000 investment
Class 529-F-3	$ 25	0.46% *
*Annualized

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.46%	[1]
Net Assets	$ 123,081,000,000
Holdings Count | Holdings	341
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 123,081
Total number of portfolio holdings	341
Portfolio turnover rate	15%

Holdings [Text Block]	Portfolio holdings by sector
Capital World Growth and Income Fund® Class 529-T [Member]
Shareholder Report [Line Items]
Fund Name	Capital World Growth and Income Fund®
Class Name	Class 529-T
Trading Symbol	TCWWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital World Growth and Income Fund for the period from December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 30	0.55% *
*Annualized

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.55%	[1]
Net Assets	$ 123,081,000,000
Holdings Count | Holdings	341
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 123,081
Total number of portfolio holdings	341
Portfolio turnover rate	15%

Holdings [Text Block]	Portfolio holdings by sector
Capital World Growth and Income Fund® Class A
Shareholder Report [Line Items]
Fund Name	Capital World Growth and Income Fund®
Class Name	Class A
Trading Symbol	CWGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital World Growth and Income Fund for the period from December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a
hypothetical
$10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 40	0.74% *
*Annualized

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.74%	[1]
Net Assets	$ 123,081,000,000
Holdings Count | Holdings	341
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 123,081
Total number of portfolio holdings	341
Portfolio turnover rate	15%

Holdings [Text Block]	Portfolio holdings by sector
Capital World Growth and Income Fund® Class C
Shareholder Report [Line Items]
Fund Name	Capital World Growth and Income Fund®
Class Name	Class C
Trading Symbol	CWGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital World Growth and Income Fund for the period from December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 80	1.49% *
*Annualized

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.49%	[1]
Net Assets	$ 123,081,000,000
Holdings Count | Holdings	341
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 123,081
Total number of portfolio holdings	341
Portfolio turnover rate	15%

Holdings [Text Block]	Portfolio holdings by sector
Capital World Growth and Income Fund® Class F-1
Shareholder Report [Line Items]
Fund Name	Capital World Growth and Income Fund®
Class Name	Class F-1
Trading Symbol	CWGFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital World Growth and Income Fund for the period from December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 43	0.80% *
*Annualized

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.80%	[1]
Net Assets	$ 123,081,000,000
Holdings Count | Holdings	341
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 123,081
Total number of portfolio holdings	341
Portfolio turnover rate	15%

Holdings [Text Block]	Portfolio holdings by sector
Capital World Growth and Income Fund® Class F-2
Shareholder Report [Line Items]
Fund Name	Capital World Growth and Income Fund®
Class Name	Class F-2
Trading Symbol	WGIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital World Growth and Income Fund for the period from December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 27	0.51% *
*Annualized

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.51%	[1]
Net Assets	$ 123,081,000,000
Holdings Count | Holdings	341
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 123,081
Total number of portfolio holdings	341
Portfolio turnover rate	15%

Holdings [Text Block]	Portfolio holdings by sector
Capital World Growth and Income Fund® Class F-3
Shareholder Report [Line Items]
Fund Name	Capital World Growth and Income Fund®
Class Name	Class F-3
Trading Symbol	FWGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital World Growth and Income Fund for the period from December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 22	0.41% *
*Annualized

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.41%	[1]
Net Assets	$ 123,081,000,000
Holdings Count | Holdings	341
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 123,081
Total number of portfolio holdings	341
Portfolio turnover rate	15%

Holdings [Text Block]	Portfolio holdings by sector
Capital World Growth and Income Fund® Class R-1
Shareholder Report [Line Items]
Fund Name	Capital World Growth and Income Fund®
Class Name	Class R-1
Trading Symbol	RWIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital World Growth and Income Fund for the period from December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 80	1.50% *
*Annualized

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.50%	[1]
Net Assets	$ 123,081,000,000
Holdings Count | Holdings	341
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 123,081
Total number of portfolio holdings	341
Portfolio turnover rate	15%

Holdings [Text Block]	Portfolio holdings by sector
Capital World Growth and Income Fund® Class R-2
Shareholder Report [Line Items]
Fund Name	Capital World Growth and Income Fund®
Class Name	Class R-2
Trading Symbol	RWIBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital World Growth and Income Fund for the period from December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 80	1.50% *
*Annualized

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.50%	[1]
Net Assets	$ 123,081,000,000
Holdings Count | Holdings	341
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
Fund net assets (in millions)	$ 123,081
Total number of portfolio holdings	341
Portfolio turnover rate	15%

Holdings [Text Block]	Portfolio holdings by sector
Capital World Growth and Income Fund® Class R-2E
Shareholder Report [Line Items]
Fund Name	Capital World Growth and Income Fund®
Class Name	Class R-2E
Trading Symbol	RWBEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital World Growth and Income Fund for the period from December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 65	1.21% *
*Annualized

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.21%	[1]
Net Assets	$ 123,081,000,000
Holdings Count | Holdings	341
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 123,081
Total number of portfolio holdings	341
Portfolio turnover rate	15%

Holdings [Text Block]	Portfolio holdings by sector
Capital World Growth and Income Fund® Class R-3
Shareholder Report [Line Items]
Fund Name	Capital World Growth and Income Fund®
Class Name	Class R-3
Trading Symbol	RWICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital World Growth and Income Fund for the period from December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 56	1.05% *
*Annualized

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.05%	[1]
Net Assets	$ 123,081,000,000
Holdings Count | Holdings	341
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 123,081
Total number of portfolio holdings	341
Portfolio turnover rate	15%

Holdings [Text Block]	Portfolio holdings by sector ( percent
Capital World Growth and Income Fund® Class R-4
Shareholder Report [Line Items]
Fund Name	Capital World Growth and Income Fund®
Class Name	Class R-4
Trading Symbol	RWIEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital World Growth and Income Fund for the period from December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 41	0.76% *
*Annualized

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.76%	[1]
Net Assets	$ 123,081,000,000
Holdings Count | Holdings	341
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 123,081
Total number of portfolio holdings	341
Portfolio turnover rate	15%

Holdings [Text Block]	Portfolio holdings by sector
Capital World Growth and Income Fund® Class R-5
Shareholder Report [Line Items]
Fund Name	Capital World Growth and Income Fund®
Class Name	Class R-5
Trading Symbol	RWIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital World Growth and Income Fund for the period from December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 25	0.46% *
*Annualized

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.46%	[1]
Net Assets	$ 123,081,000,000
Holdings Count | Holdings	341
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 123,081
Total number of portfolio holdings	341
Portfolio turnover rate	15%

Holdings [Text Block]	Portfolio holdings by sector
Capital World Growth and Income Fund® Class R-5E
Shareholder Report [Line Items]
Fund Name	Capital World Growth and Income Fund®
Class Name	Class R-5E
Trading Symbol	RWIHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital World Growth and Income Fund for the period from December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 30	0.56% *
*Annualized

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.56%	[1]
Net Assets	$ 123,081,000,000
Holdings Count | Holdings	341
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 123,081
Total number of portfolio holdings	341
Portfolio turnover rate	15%

Holdings [Text Block]	Portfolio holdings by sector
Capital World Growth and Income Fund® Class R-6
Shareholder Report [Line Items]
Fund Name	Capital World Growth and Income Fund®
Class Name	Class R-6
Trading Symbol	RWIGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital World Growth and Income Fund for the period from December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 22	0.41% *
*Annualized

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.41%	[1]
Net Assets	$ 123,081,000,000
Holdings Count | Holdings	341
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 123,081
Total number of portfolio holdings	341
Portfolio turnover rate	15%

Holdings [Text Block]	Portfolio holdings by sector
Capital World Growth and Income Fund® Class T
Shareholder Report [Line Items]
Fund Name	Capital World Growth and Income Fund®
Class Name	Class T
Trading Symbol	TCWGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital World Growth and Income Fund for the period from December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 27	0.50% *
*Annualized

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.50%	[1]
Net Assets	$ 123,081,000,000
Holdings Count | Holdings	341
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 123,081
Total number of portfolio holdings	341
Portfolio turnover rate	15%

Holdings [Text Block]	Portfolio holdings by sector

[1]	Annualized